Commitments and contingencies	9 Months Ended
Mar. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 19 - Commitments and contingencies

Lease commitments

The Company has entered into a lease agreement for office and warehouse space with a lease period from December 1, 2018 until December 31, 2020. On August 24, 2020, the Company negotiated for new terms to extend the lease through December 21, 2023 at the rate of approximately $42,000 per month. On December 21, 2023, the lease expired without renewal.

On September 1, 2020, in addition to the primary fulfillment center, the Company leased a second fulfillment center in City of Industry, California. The base rental fee was $27,921 to $29,910 per month through October 31, 2023. On October 31, 2023, the lease expired without renewal.

On February 15, 2022, upon completion of the acquisition of Anivia Limited, the Company assumed an operating lease for offices located in the PRC. In July 2023, the Company renewed the lease contract for its existing office plus additional office space. The lease term is for three years expiring on July 14, 2026. The total base rental fee for these offices is approximately $19,406 per month.

On July 28, 2021, the Company entered into a Lease agreement (the “Lease Agreement”) with 9th & Vineyard, LLC, a Delaware limited liability company (the “Landlord”), to lease from the Landlord approximately 99,347 square feet of space located at 8798 9th Street, Rancho Cucamonga, California (the “Premises”). The term of the Lease Agreement is for 62 months, commencing on the date on which the Landlord completes certain prescribed improvements on the property (the “Rent Commencement Date”). The Lease Agreement does not provide for an option to renew. Under the Lease Agreement, the Company is responsible for its pro rata share of certain costs, including utility costs, insurance and common area costs, as further detailed in the Lease Agreement. In addition, following the Rent Commencement Date, the first two months of the Base Rent were abated.

The lease was not started under the original agreement as the construction was not completed. On February 23, 2022, the Company entered into an amended agreement to extend the lease term to 74 months. Under the amended agreement, the lease commenced on February 10, 2022, with rent payments commencing May 11, 2022 and the lease expiring on May 31, 2028. The base rental fee is $114,249, increasing gradually over time to $140,079 per month through the expiration date of May 31, 2028.

On May 1, 2022, the Company leased another fulfillment center in Duarte, California. The base rental fee for the Duarte fulfillment center is $56,000 to $59,410 per month through April 30, 2025.

The Company’s total commitment for the full term of these leases is $12,649,053. The financial statements reflected $6,632,349 and $7,837,345, respectively, of operating lease right-of-use assets, and $7,056,669 and $8,265,220, respectively, of operating lease liabilities as of March 31, 2024 and June 30, 2023.

Three months Ended March 31, 2024 and 2023:

Lease cost	3/31/2024	3/31/2023
Operating lease cost (included in selling and fulfillment in the Company's statement of operations)	$592,410	$776,878

Other information
Cash paid for amounts included in the measurement of lease liabilities	$594,976	$778,843
Remaining term in years	1.08 – 4.17	0.33 – 5.17
Average discount rate - operating leases	5 - 8%	5 - 8%

Nine Months Ended March 31, 2024 and 2023:

Lease cost	3/31/2024	3/31/2023
Operating lease cost (included in selling and fulfillment in the Company's statement of operations)	$2,124,939	$2,331,542

Other information
Cash paid for amounts included in the measurement of lease liabilities	$2,129,841	$2,303,668
Remaining term in years	1.08 – 4.17	0.33 – 5.17
Average discount rate - operating leases	5 - 8%	5 - 8%

The supplemental balance sheet information related to leases for the period is as follows:

Operating leases	3/31/2024	6/30/2023
Right of use asset - non-current	$6,632,349	$7,837,345

Lease Liability – current	2,106,867	2,159,173
Lease Liability - non-current	4,949,802	6,106,047
Total operating lease liabilities	$7,056,669	$8,265,220

Maturities of the Company’s lease liabilities are as follows:

Operating
Lease
For Year ending June 30:
2024	$591,236
2025	2,315,584
2026	1,769,171
2027	1,596,374
2028	1,459,408
Less: Imputed interest/present value discount	(675,104)
Present value of lease liabilities	$7,056,669

Contingencies

Except as disclosed below, the Company is not currently a party to any material legal proceedings, investigation or claims. As the Company may, from time to time, be involved in legal matters arising in the ordinary course of its business, there can be no assurance that such matters will not arise in the future or that any such matters in which the Company is involved, or which may arise in the ordinary course of the Company’s business, will not at some point proceed to litigation or that such litigation will not have a material adverse effect on the business, financial condition or results of operations of the Company.

Pursuant to an engagement agreement, dated and effective August 31, 2020 (the “Engagement Agreement”), with Boustead Securities LLC (“Boustead”), the Company engaged Boustead to act as its exclusive placement agent for private placements of its securities and as a potential underwriter for its initial public offering. On February 28, 2021, the Company informed Boustead that it was terminating the Engagement Agreement and any continuing obligations the Company may have had under its terms. On April 15, 2021, the Company provided formal written notice to Boustead of its termination of the Engagement Agreement and all obligations thereunder, effective immediately. On April 30, 2021, Boustead filed a statement of claim with the Financial Institute Regulatory Authority, or FINRA, demanding to arbitrate the dispute, and seeking, among other things, monetary damages against the Company and D.A. Davidson & Co. (who acted as underwriter in the Company’s IPO). This matter was scheduled to hold its evidentiary hearing before a FINRA arbitration panel during the first two weeks of March 2024. The Company has agreed to indemnify D.A. Davidson & Co. and the other underwriters against any liability or expense they may incur or be subject to arising out of the Boustead dispute. Additionally, Chenlong Tan, the Company’s Chairman, President and Chief Executive Officer and a beneficial owner more than 5% of the Company’s Common Stock, has agreed to reimburse the Company for any judgments, fines and amounts paid or actually incurred by the Company or an indemnitee in connection with such legal action or in connection with any settlement agreement entered into by the Company or an indemnitee up to a maximum of $3.5 million in the aggregate, with the sole source of funding of such reimbursement to come from sales of shares then owned by Mr. Tan.

On April 3, 2024, the Company and the underwriter of its initial public offering, D.A. Davidson & Co (“D.A. Davidson”), entered into a settlement agreement and mutual release (the “Settlement Agreement”) with Boustead Securities, LLC (“BSL”) and its current and former employees, officers, directors, partners, agents and affiliates, pursuant to which all parties agreed to release all claims in exchange for the Company’s payment of $1.3 million (the “Settlement Amount”) to BSL. The Settlement Agreement was entered into for purposes of settling in full the FINRA Arbitration (FINRA Case No. 22-01133) which had been brought by BSL against the Company and D.A. Davidson after the Company opted not to complete its initial public offering with BSL but instead engaged and completed its initial public offering with D.A. Davidson. In entering into the Settlement Agreement, the Company is required to pay the Settlement Amount in four equal installments of $325,000 on each of April 3, 2024, May 3, 2024, June 3, 2024 and July 3, 2024, with the April and May payments having been completed on or about April 3 and May 3, 2024. Within five days of its receipt of the final payment, or by July 8, 2024, BSL will be obligated to dismiss the FINRA Arbitration against the Company, with prejudice, after which time the Company will be required to dismiss, with prejudice, all counterclaims brought by the Company against BSL. As of March 31, 2024, the Company did not accrue any expenses in connection with the settlement agreement.

In conjunction with entry into the Settlement Agreement, the Company’s CEO and co-founder, Chenlong Tan, and Allan Huang, also a co-founder of the Company, entered into a pledge agreement (the “Pledge Agreement”) with the Company pursuant to which they each pledged 1,300,000 shares of their iPower common stock, for a total of 2,600,000 shares (the “Pledged Shares”), in order that the Company may, from time to time, sell such Pledged Shares into the market on behalf of Messrs. Tan and Huang in order to recoup the Settlement Amount.

In an effort to contain or slow the COVID-19 outbreak, authorities across the world implemented various measures, including travel bans, stay-at-home orders and shutdowns of certain businesses. While most of these measures have since been rescinded or modified and much of the effects related to COVID-19 have dissipated as COVID-19 has become endemic, the Company nonetheless anticipates that these actions and the global health crisis caused by the COVID-19 outbreak, including any resurgences, may continue to negatively impact global economic activity.

In addition, in February 2022, the Russian Federation began conducting military operations against Ukraine, and in October 2023, an armed conflict between Hamas-led Palestinian militant groups and Israeli military forces began, both of which have since escalated into prolonged wars. While we do not do business in those regions, the military conflicts in Ukraine and in Israel have resulted in global economic uncertainty and increased the cost of various commodities. In response to these types of events, should they directly impact our supply chain or other operations, we may experience or be exposed to supply chain disruptions which could cause us to seek alternate sources for product supply or suffer consequences that are unexpected and difficult to mitigate. Any of these risks might have a materially adverse impact on our business operations and our financial position or results of operations. Although, it is difficult to predict the impact that these factors may have on our business in the future, we have experienced a delay in, as well as an increase in costs in shipping, and the resulting inventory level increase in our warehouse facilities, thus resulting in reduced profits. In addition, supply chain disruptions may put upward pressure on our costs and increase the risk that we may be unable to acquire the materials and services we need to continue to make certain products.

On April 13, 2020, the Company entered into an agreement with Royal Business Bank (the “Lender”) for a total amount of $175,500, pursuant to which the Company issued a promissory note to the Lender (the “PPP Note”). The loan was made pursuant to the Payroll Protection Program established as part of the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”). On March 22, 2021, the $175,500 PPP Note due to Royal Business Bank was fully forgiven by the SBA.

The Company is required to retain PPP loan documentation through 2026 and permit authorized representatives of the SBA to access such files upon request. Should the SBA conduct such a review and reject all or some of the Company’s judgments pertaining to satisfying PPP loan eligibility or forgiveness conditions, the Company may be required to adjust previously reported amounts and disclosures in its consolidated financial statements.